Contingencies and Other Risks (Narrative - Mortgage-Related Matters) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loss Contingency [Abstract]
Total Charge Recorded Related to ResCap Bankruptcy	$ 1,192	$ 0	$ 0
Impairment of Investment in ResCap	442
Cash Contribution to ResCap	$ 750